SHARE-BASED PAYMENTS	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENTS

11.	SHARE-BASED PAYMENTS

Equity Incentive Plan On March 31, 2021, the Company adopted an equity compensation plan (the “Plan”) pursuant to which the Company’s Board of Directors may grant awards, including stock options, restricted stock, restricted stock units, stock appreciation rights, performance awards, and other stock-based awards, to certain directors, officers, employees, or consultants of the Company. The Plan authorizes grants consisting of the Company’s authorized but unissued Common Shares.

The maximum number of Common Shares reserved for issuance under the Plan shall not exceed 10 percent of the then issued and outstanding Common Shares on a rolling basis. Common Shares available under the Plan may be used for options or any other awards. The terms and conditions of an award granted would be set forth in an award agreement on an individual basis approved by the Company’s Board of Directors. Vesting and exercise of awards would be conditioned upon reasonable conditions such as term of employment (“Time Options”). Time Options generally vest based on three years of continuous service and have five-year contractual terms.

For grants for which vesting is deemed probable, the Company recognizes stock-based compensation expense pro-rata over the vesting period for each non-employee option agreement.

The Company accounts for any forfeitures of options when they occur. In addition, previously recognized stock-based compensation expense for a non-vested award is reversed in the period that the award is forfeited.

On March 22, 2022, the Company adopted a long term incentive plan (“LTIP”), pursuant to which the Board of Directors may, from time to time, create and issue incentive stock options to directors, officers, employees, and consultants of the Company.

Time Options On April 26, 2021, the Company issued 395,000 Time Options to eleven employees, advisory board members, and members of management. On May 24, 2021, the Company issued 10,000 Time Options to an advisory board member. On July 28, 2021, the Company issued 10,000 Time Options to an advisory board member. On September 27, 2021, the Company issued 100,000 Time Options to six employees and members of management. During the period from January 21, 2021 (date of inception) through December 31, 2021, 26,667 and 13,333 options were forfeited and expired, respectively.

As of March 31, 2022, 195,833 Time Options had vested under the Plan. During the three-months ended March 31, 2022, there were no options or other share awards granted.

We estimate the fair value of each stock option award on the date of grant using a Black-Scholes option-pricing model based on the following weighted average assumptions applied during the period from January 21, 2021 (date of inception) through March 31, 2022:

Risk-free interest rate	0.09% - 0.56%
Expected term	3.0 - 3.5 years
Expected average stock price volatility	106.83% - 120.94%
Expected dividend yield	0.00%
Weighted average grant-date fair value of stock options	$1.70

A summary of option activity for the three months ended March 31, 2022, is presented below. There was no option activity for the three months ended March 31, 2021.

Weighted
Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, December 31, 2021	475,000	$1.90	-	$288,788
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-
Balance, March 31, 2022	475,000	$1.90	4.17	$291,813

A summary of unvested options for the three months ended March 31, 2022, is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested as of December 31, 2021	292,500	$1.80
Granted	-	-
Vested	(195,833)	-
Forfeited or expired	-	-
Exercised	-	-
Unvested as of March 31, 2022	96,667	$1.80

The Company recognized $80,706 and $0 of share-based compensation expense for the three months ended March 31, 2022, and for the period from January 21, 2021 (date of inception) through March 31, 2021, respectively, which is included in selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss. As of March 31, 2022, $420,301 of unrecognized compensation expense remained under the Plan related to unvested non-employee Time Options.

Warrants On July 14, 2021, the Company issued 1,001,242 Units of First Person at a price of CAD$3.50 per Unit for aggregate gross proceeds of CAD$3,504,346. Each Unit consists of one Common Share and one half of one Warrant. The issuance resulted in 500,620 Warrants. Each Warrant entitles the holder to acquire one Common Share upon payment of the exercise price prior to the expiration time.

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

Assumptions
Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%

A summary of the warrant activity during the three-months as of March 31, 2022, is presented below. There was no warrant activity for the three months ended March 31, 2021.

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, December 31, 2021	500,620	$4.00	-
Issued	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, March 31, 2022	500,620	$4.00	1.5

11.	SHARE-BASED PAYMENTS

Equity Incentive Plan On March 31, 2021, the Company adopted an equity compensation plan (the “Plan”) pursuant to which the Company’s Board of Directors may grant awards, including stock options, restricted stock, restricted stock units, stock appreciation rights, performance awards, and other stock-based awards, to certain directors, officers, employees, or consultants of the Company. The Plan authorizes grants consisting of the Company’s authorized but unissued Common Shares.

The maximum number of Common Shares reserved for issuance under the Plan shall not exceed 10  percent of the then issued and outstanding Common Shares on a rolling basis. Common Shares available under the Plan may be used for options or any other awards. The terms and conditions of an award granted would be set forth in an award agreement on an individual basis approved by the Company’s Board of Directors. Vesting and exercise of awards would be conditioned upon reasonable conditions such as term of employment (“Time Options”). Time Options generally vest based on three years of continuous service and have five-year contractual terms.

For grants for which vesting is deemed probable, the Company recognizes stock-based compensation expense pro-rata over the vesting period for each non-employee option agreement.

The Company accounts for any forfeitures of options when they occur. In addition, previously recognized stock-based compensation expense for a non-vested award is reversed in the period that the award is forfeited.

Time Options On April 26, 2021, the Company issued 395,000 Time Options to eleven employees, advisory board members, and members of management. On May 24, 2021, the Company issued 10,000 Time Options to an advisory board member. On July 28, 2021, the Company issued 10,000 Time Options to an advisory board member. On September 27, 2021, the Company issued 100,000 Time Options to six employees and members of management. As of December 31, 2021, 195,833 Time Options had vested under the Plan. During the period from January 21, 2021 (date of inception) through December 31, 2021, there were no other options or other share awards granted.

The Company estimated the fair value of each stock option award on the date of grant using a Black-Scholes option-pricing model based on the following weighted average assumptions applied during the period from January 21, 2021 (date of inception) through December 31, 2021:

Non-employee
Risk-free interest rate	0.09% - 0.56%
Expected term	3.0 - 3.5 years
Expected average stock price volatility	106.83% - 120.94%
Expected dividend yield	0.00%
Weighted average grant-date fair value of stock options	$1.70

A summary of nonemployee option activity as of December 31, 2021, and changes during the period from January 21, 2021 (date of inception) through December 31, 2021, is presented below:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, January 21, 2021	-	$-	-	-
Granted	515,000	1.90	-	-
Exercised	-	-	-	-
Forfeited	(26,667)	1.60	-	-
Expired	(13,333)	1.60
Balance, December 31, 2021	475,000	$1.90	4.41	$288,788

A summary of unvested nonemployee options as of December 31, 2021, and changes during the period from January 21, 2021 (date of inception) through December 31, 2021, is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested as of January 21, 2021	-	$-
Granted	515,000	1.70
Vested	(195,833)	1.70
Forfeited or expired	(26,667)	1.80
Exercised	-	-
Unvested as of December 31, 2021	292,500	$1.80

The Company recognized $355,334 of nonemployee share-based compensation expense for the period from January 21, 2021 (date of inception) through December 31, 2021, which is included in selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss. As of December 31, 2021, $496,786 of unrecognized compensation expense remained under the Plan related to unvested nonemployee Time Options.

Warrants On July 14, 2021, the Company issued 1,001,242 Units of First Person at a price of CAD$3.50 per Unit for aggregate gross proceeds of CAD$3,504,346. Each Unit consists of one Common Share and one half of one Warrant. The issuance resulted in 500,620 Warrants. Each Warrant entitles the holder to acquire one Common Share upon payment of the exercise price prior to the expiration time. These Warrants are treated as freestanding warrants and are classified as equity and are measured based on relative fair values of the base instrument. The warrants are not remeasured subsequently.

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

For the Year Ended December 31, 2021
Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%

A summary of the warrant activity during the period from January 21, 2021 (date of inception) through December 31, 2021 is presented below:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, January 21, 2021	-	$-	-
Issued	500,620	4.0	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, December 31, 2021	500,620	$4.00	1.7

12.	INCOME TAXES

Pre-tax book losses for foreign (Canada) and domestic (the U.S.) jurisdictions are as follows:

For the period from January 21, 2021 (date of inception) through December 31, 2021
Domestic	$1,625,589
Foreign	1,295,736

The provision for income taxes is as follows:

For the period from January 21, 2021 (date of inception) through December 31, 2021
Current:
Federal	$-
State	-
Foreign	-
Total current	-

Deferred:
Federal	-
State	-
Foreign	-
Total deferred	-

Provision for income taxes	$-

Deferred income taxes are to be recognized on the expected future tax consequences of temporary differences between book and tax bases of assets and liabilities.

The reconciliation of the expected federal statutory income tax rate to the effective income tax rate is as follows:

For the period from January 21, 2021 (date of inception) through December 31, 2021
Statutory income tax rate	23.00%
Entertainment	(0.03)%
U.S. federal rate differential	(1.11)%
Valuation allowance	(19.06)%
Stock-based compensation	(2.80)%
Total	0.00%

In 2021, the Canadian corporate statutory rate of 23 percent is being used due to the reporting entity being domiciled in Canada. In 2021, the difference between the statutory and effective tax rate is due primarily to the application of a full valuation allowance against the deferred tax assets, Canadian stock-based compensation treatment, and income tax rate differences between Canadian and U.S. jurisdictions.

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are as follows:

As of December 31, 2021
Deferred tax assets:
Start-up costs	$228,309
Net operating loss	329,133
Total deferred tax assets	557,442
Deferred tax liabilities:
Federal effect of State DTA	-
Total deferred tax liabilities:	-
Less: valuation allowance	(557,442)
Net deferred taxes	$-

As of December 31, 2021, $534,091 of federal net operating losses and $943,365 of foreign net operating losses were available to the Company to offset future taxable income. The federal net operating losses will carryforward indefinitely and the foreign net operating losses will expire in 2041.

The Company may recognize the tax benefits from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement. As of December 31, 2021, the Company did not identify any uncertain tax positions that have a more likely than not chance of not being sustained upon examination by the tax authorities.

The Company has a December 31 tax year-end. The federal, state and foreign income tax returns of the Company are subject to examination by various tax authorities, generally for three years after they are filed.